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dodiekent@
eversheds-sutherland.com

June 25, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Forethought Life Insurance Company Initial Registration Statement on Form S-1 for Registered Indexed Linked Annuity Contracts

Dear Commissioners:

On behalf of Forethought Life Insurance Company (the “Company”), we are transmitting for filing under the Securities Act of 1933, as amended, an initial registration statement on Form S-1 for certain individual registered indexed linked annuity contracts to be issued by the Company. Financial statements, exhibits not included therein, and other omitted information will be added by pre-effective amendment.

Please direct questions and comments about this filing to the undersigned at 212.389.5080 or dodiekent@eversheds-sutherland.com.

Regards,

/s/ Dodie C. Kent
Dodie C. Kent

cc:	Sarah M. Patterson, Forethought Life Insurance Company
Erin Schwerzmann, Forethought Life Insurance Company
Ronald Coenen Jr., Eversheds Sutherland (US) LLP

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